Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

November 30, 2020

CBD-QTLY-0121
1.907010.110

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.:
2.25% 2/1/32	$13,000,000	$13,153,666
3.55% 9/15/55 (a)	5,501,000	5,629,888
3.65% 9/15/59 (a)	3,848,000	3,920,441
4.3% 2/15/30	5,000,000	5,969,779
4.5% 5/15/35	3,834,000	4,640,534
4.5% 3/9/48	13,950,000	17,000,244
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	8,250,000	8,902,410
Verizon Communications, Inc.:
3% 11/20/60	8,375,000	8,852,136
3.15% 3/22/30	721,000	810,438
4.016% 12/3/29	10,000,000	11,893,160
4.329% 9/21/28	2,268,000	2,751,349
4.4% 11/1/34	13,039,000	16,465,559
4.5% 8/10/33	1,048,000	1,334,972
		101,324,576
Entertainment - 0.4%
The Walt Disney Co. 3.8% 3/22/30	11,650,000	13,838,163
Interactive Media & Services - 0.1%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	3,730,000	4,123,981
Media - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (a)	13,200,000	13,909,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61 (b)	8,500,000	8,737,694
5.375% 5/1/47	4,670,000	5,920,682
Comcast Corp.:
2.45% 8/15/52	10,000,000	9,819,991
3.55% 5/1/28	10,000,000	11,545,182
3.999% 11/1/49	1,427,000	1,819,516
4.65% 7/15/42	1,975,000	2,671,591
4.95% 10/15/58	6,851,000	10,501,847
Discovery Communications LLC:
3.95% 3/20/28	13,000,000	14,915,381
4.65% 5/15/50	5,800,000	7,117,688
Fox Corp.:
3.05% 4/7/25	5,000,000	5,478,507
3.5% 4/8/30	9,550,000	10,860,157
4.03% 1/25/24	280,000	308,683
4.709% 1/25/29	405,000	489,672
5.476% 1/25/39	400,000	556,236
5.576% 1/25/49	265,000	387,207
Time Warner Cable, Inc.:
5.5% 9/1/41	561,000	713,662
5.875% 11/15/40	1,482,000	1,918,335
6.55% 5/1/37	1,930,000	2,660,383
6.75% 6/15/39	1,246,000	1,770,631
7.3% 7/1/38	6,915,000	10,144,240
		122,246,785
Wireless Telecommunication Services - 1.2%
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (a)	11,000,000	12,164,680
3.75% 4/15/27 (a)	7,500,000	8,490,750
Vodafone Group PLC:
4.125% 5/30/25	5,882,000	6,731,067
4.375% 5/30/28	6,017,000	7,225,564
5.25% 5/30/48	4,000,000	5,441,914
		40,053,975

TOTAL COMMUNICATION SERVICES		281,587,480

CONSUMER DISCRETIONARY - 6.0%
Automobiles - 1.4%
General Motors Co.:
5% 4/1/35	2,279,000	2,701,063
5.4% 10/2/23	4,378,000	4,905,426
5.4% 4/1/48	1,050,000	1,324,347
5.95% 4/1/49	4,960,000	6,692,135
General Motors Financial Co., Inc. 5.2% 3/20/23	2,705,000	2,966,840
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	12,000,000	11,999,132
2.7% 9/26/22 (a)	5,075,000	5,264,551
3.125% 5/12/23 (a)	2,177,000	2,299,856
4.75% 11/13/28 (a)	8,072,000	9,845,443
		47,998,793
Diversified Consumer Services - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	5,966,355
5.75% 6/15/43	358,000	523,792
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	8,131,941
		14,622,088
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.:
3.625% 9/1/49	14,693,000	17,218,751
4.875% 12/9/45	6,679,000	9,122,389
Starbucks Corp. 3.8% 8/15/25	7,801,000	8,844,801
		35,185,941
Household Durables - 0.5%
D.R. Horton, Inc.:
2.5% 10/15/24	3,861,000	4,097,765
2.55% 12/1/20	1,424,000	1,424,000
Lennar Corp. 4.875% 12/15/23	5,999,000	6,625,896
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,478,173
		17,625,834
Multiline Retail - 0.8%
Dollar General Corp. 3.5% 4/3/30	11,170,000	12,842,788
Dollar Tree, Inc.:
4% 5/15/25	6,286,000	7,092,541
4.2% 5/15/28	6,377,000	7,562,921
		27,498,250
Specialty Retail - 1.9%
Advance Auto Parts, Inc. 1.75% 10/1/27	5,010,000	5,053,360
AutoNation, Inc. 4.75% 6/1/30	354,000	425,573
AutoZone, Inc. 4% 4/15/30	9,600,000	11,297,925
Lowe's Companies, Inc.:
3% 10/15/50	11,700,000	12,566,242
3.65% 4/5/29	6,377,000	7,430,455
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	3,417,460
4.35% 6/1/28	6,286,000	7,416,587
Ross Stores, Inc. 4.6% 4/15/25	5,150,000	5,955,645
The Home Depot, Inc.:
2.5% 4/15/27	247,000	269,848
5.95% 4/1/41	846,000	1,316,324
TJX Companies, Inc.:
3.5% 4/15/25	1,299,000	1,443,894
3.75% 4/15/27	5,000,000	5,789,259
3.875% 4/15/30	3,855,000	4,615,108
		66,997,680
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	509,000	564,808

TOTAL CONSUMER DISCRETIONARY		210,493,394

CONSUMER STAPLES - 6.6%
Beverages - 2.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	4,000,000	5,216,559
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	2,519,040
4.9% 2/1/46	966,000	1,255,678
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,000,000	17,327,492
4.5% 6/1/50	7,000,000	8,766,269
4.6% 4/15/48	10,509,000	13,382,692
4.9% 1/23/31	5,729,000	7,312,516
Constellation Brands, Inc. 2.875% 5/1/30	8,624,000	9,447,919
Diageo Capital PLC 2.125% 4/29/32	5,396,000	5,711,775
Heineken NV 4% 10/1/42 (a)	87,000	104,200
Molson Coors Beverage Co.:
3% 7/15/26	6,000,000	6,541,119
3.5% 5/1/22	3,500,000	3,642,910
PepsiCo, Inc. 4.25% 10/22/44	5,953,000	7,819,304
		89,047,473
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	9,622,000	10,433,950
Costco Wholesale Corp.:
1.375% 6/20/27	2,055,000	2,110,252
1.6% 4/20/30	12,100,000	12,415,649
1.75% 4/20/32	4,519,000	4,682,164
		29,642,015
Food Products - 1.1%
Archer Daniels Midland Co. 3.25% 3/27/30	532,000	617,904
Cargill, Inc. 2.125% 4/23/30 (a)	7,534,000	8,015,724
Conagra Brands, Inc. 4.6% 11/1/25	7,750,000	9,023,359
General Mills, Inc. 2.875% 4/15/30	266,000	295,745
Kraft Heinz Foods Co. 3.75% 4/1/30 (a)	8,037,000	8,641,513
McCormick & Co., Inc. 2.5% 4/15/30	9,060,000	9,715,992
Smithfield Foods, Inc. 3% 10/15/30 (a)	2,115,000	2,200,455
		38,510,692
Personal Products - 0.1%
Estee Lauder Companies, Inc. 2.6% 4/15/30	1,662,000	1,843,736
Tobacco - 2.0%
Altria Group, Inc.:
4.25% 8/9/42	1,221,000	1,375,261
4.8% 2/14/29	537,000	642,842
BAT Capital Corp.:
2.259% 3/25/28	11,550,000	11,909,552
3.215% 9/6/26	11,285,000	12,367,487
3.222% 8/15/24	5,433,000	5,878,222
3.557% 8/15/27	8,000,000	8,888,724
3.984% 9/25/50	5,000,000	5,239,772
4.7% 4/2/27	2,012,000	2,355,312
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	7,764,000	8,534,591
3.75% 7/21/22 (a)	4,340,000	4,516,001
4.25% 7/21/25 (a)	4,713,000	5,293,305
Philip Morris International, Inc. 4.375% 11/15/41	1,886,000	2,404,074
Reynolds American, Inc.:
4.45% 6/12/25	527,000	601,527
5.7% 8/15/35	274,000	346,230
		70,352,900

TOTAL CONSUMER STAPLES		229,396,816

ENERGY - 7.7%
Energy Equipment & Services - 0.4%
Baker Hughes Co. 4.486% 5/1/30	12,000,000	14,327,256
Oil, Gas & Consumable Fuels - 7.3%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,041,000	1,157,677
8.125% 9/15/30	4,649,000	5,356,577
Boardwalk Pipelines LP:
3.375% 2/1/23	2,784,000	2,867,964
4.95% 12/15/24	3,700,000	4,074,784
Canadian Natural Resources Ltd.:
2.95% 7/15/30	7,890,000	8,140,116
3.9% 2/1/25	3,884,000	4,237,695
5.85% 2/1/35	476,000	580,501
6.25% 3/15/38	3,908,000	5,037,556
Cenovus Energy, Inc.:
3.8% 9/15/23	4,490,000	4,630,860
4.25% 4/15/27	2,604,000	2,775,318
6.75% 11/15/39	2,623,000	3,119,492
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	6,554,858
Conoco, Inc. 6.95% 4/15/29	2,739,000	3,821,573
ConocoPhillips Co. 6.5% 2/1/39	4,132,000	6,300,759
Continental Resources, Inc. 5% 9/15/22	2,073,000	2,078,183
DCP Midstream LLC:
4.75% 9/30/21 (a)	142,000	143,953
5.85% 5/21/43 (a)(c)	6,734,000	5,387,200
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	206,025
4.95% 4/1/22	1,729,000	1,776,548
5.125% 5/15/29	4,176,000	4,423,929
5.6% 4/1/44	307,000	287,045
Enbridge Energy Partners LP 4.2% 9/15/21	127,000	129,537
Enbridge, Inc.:
4.25% 12/1/26	383,000	443,282
5.5% 12/1/46	3,408,000	4,533,424
Encana Corp. 5.15% 11/15/41	1,620,000	1,502,059
Energy Transfer Partners LP:
3.75% 5/15/30	655,000	679,261
4.2% 9/15/23	259,000	275,755
4.95% 6/15/28	882,000	986,221
5.8% 6/15/38	493,000	544,688
6% 6/15/48	322,000	361,994
Enterprise Products Operating LP:
3.75% 2/15/25	492,000	548,089
4.85% 3/15/44	1,818,000	2,225,628
4.95% 10/15/54	2,188,000	2,703,809
Equinor ASA 2.875% 4/6/25	12,000,000	13,039,573
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	4,510,000	5,111,372
Hess Corp. 4.3% 4/1/27	5,000,000	5,399,020
Magellan Midstream Partners LP 3.25% 6/1/30	10,200,000	11,253,006
MPLX LP:
1.75% 3/1/26	9,336,000	9,459,554
2.65% 8/15/30	12,000,000	12,141,570
3.375% 3/15/23	613,000	647,364
4.875% 12/1/24	381,000	432,257
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 1.671% 8/15/22 (c)(d)	9,718,000	9,284,047
2.7% 8/15/22	323,000	318,252
2.9% 8/15/24	1,164,000	1,085,430
3.2% 8/15/26	157,000	138,270
3.5% 8/15/29	10,000,000	8,750,000
4.3% 8/15/39	76,000	62,700
4.4% 8/15/49	76,000	61,750
5.55% 3/15/26	670,000	668,935
Petroleos Mexicanos:
6.49% 1/23/27	991,000	991,000
6.5% 3/13/27	5,932,000	5,922,731
6.875% 8/4/26	2,642,000	2,734,470
Phillips 66 Co.:
1.3% 2/15/26	5,975,000	6,017,533
3.7% 4/6/23	181,000	193,654
3.85% 4/9/25	234,000	261,771
4.3% 4/1/22	271,000	284,651
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	1,694,000	1,769,585
3.85% 10/15/23	4,984,000	5,255,594
4.65% 10/15/25	5,859,000	6,412,944
Shell International Finance BV 2.375% 4/6/25	2,345,000	2,508,569
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	655,296
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	4,613,978
4.5% 3/15/45	872,000	1,006,259
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,055,000	4,359,230
5.4% 10/1/47	1,753,000	1,866,833
The Williams Companies, Inc.:
3.5% 11/15/30	3,807,000	4,214,923
5.75% 6/24/44	4,411,000	5,543,430
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30 (a)	448,000	492,971
Valero Energy Corp.:
1.2% 3/15/24	11,807,000	11,804,792
2.7% 4/15/23	668,000	694,390
2.85% 4/15/25	384,000	403,306
Western Gas Partners LP:
4.65% 7/1/26	238,000	243,445
5.05% 2/1/30	18,139,000	19,373,268
5.375% 6/1/21	1,145,000	1,153,588
Williams Partners LP:
3.9% 1/15/25	252,000	278,132
4% 11/15/21	513,000	525,649
		255,327,452

TOTAL ENERGY		269,654,708

FINANCIALS - 26.6%
Banks - 14.2%
AIB Group PLC:
4.263% 4/10/25 (a)(c)	5,181,000	5,648,220
4.75% 10/12/23 (a)	6,356,000	6,988,716
Banco Santander SA 2.749% 12/3/30	17,400,000	17,400,000
Bank Ireland Group PLC 4.5% 11/25/23 (a)	6,356,000	6,910,726
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	9,000,000	9,390,002
1.898% 7/23/31 (c)	11,200,000	11,242,716
2.592% 4/29/31 (c)	12,500,000	13,311,381
3.194% 7/23/30 (c)	16,960,000	18,936,123
3.705% 4/24/28 (c)	6,286,000	7,168,907
4% 1/22/25	2,943,000	3,292,729
Bank of Montreal 1.85% 5/1/25	5,316,000	5,572,758
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	7,651,909
Barclays PLC:
3.65% 3/16/25	3,904,000	4,275,711
5.088% 6/20/30 (c)	10,793,000	12,719,308
BNP Paribas SA:
1.904% 9/30/28 (a)(c)	11,750,000	11,917,588
2.219% 6/9/26 (a)(c)	3,473,000	3,619,023
3.375% 1/9/25 (a)	5,328,000	5,807,725
4.625% 3/13/27 (a)	4,075,000	4,719,185
BPCE SA 4% 9/12/23 (a)	6,166,000	6,709,228
Citigroup, Inc.:
2.666% 1/29/31 (c)	8,200,000	8,808,571
3.106% 4/8/26 (c)	14,000,000	15,218,133
3.98% 3/20/30 (c)	12,000,000	14,048,640
4.4% 6/10/25	1,331,000	1,524,297
4.6% 3/9/26	921,000	1,077,722
5.5% 9/13/25	1,181,000	1,421,520
8.125% 7/15/39	1,728,000	3,128,295
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	6,941,000	7,236,393
Comerica, Inc. 3.7% 7/31/23	2,992,000	3,234,747
Danske Bank A/S:
1.171% 12/8/23 (a)(c)	16,700,000	16,763,172
3.001% 9/20/22 (a)(c)	7,399,000	7,524,855
Fifth Third Bancorp:
2.55% 5/5/27	10,666,000	11,524,516
4.3% 1/16/24	3,592,000	3,963,730
8.25% 3/1/38	3,460,000	5,843,924
HSBC Holdings PLC:
2.357% 8/18/31 (c)	24,800,000	25,520,828
2.848% 6/4/31 (c)	9,800,000	10,452,650
4.041% 3/13/28 (c)	6,005,000	6,813,803
4.95% 3/31/30	462,000	574,479
Huntington Bancshares, Inc. 4% 5/15/25	6,332,000	7,195,120
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	15,000,000	16,277,090
2.956% 5/13/31 (c)	1,884,000	2,049,694
Lloyds Banking Group PLC:
2.907% 11/7/23 (c)	5,633,000	5,876,463
3.87% 7/9/25 (c)	5,500,000	6,028,325
4.375% 3/22/28	6,937,000	8,218,160
Mitsubishi UFJ Financial Group, Inc. 2.193% 2/25/25	12,500,000	13,165,383
Rabobank Nederland:
3.75% 7/21/26	6,754,000	7,597,274
4.625% 12/1/23	4,531,000	5,045,055
Royal Bank of Canada:
2.55% 7/16/24	8,980,000	9,596,190
4.65% 1/27/26	1,061,000	1,258,071
Royal Bank of Scotland Group PLC:
6% 12/19/23	17,115,000	19,440,016
6.125% 12/15/22	5,363,000	5,893,563
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,299,000	5,569,200
3.5% 6/7/24	6,658,000	7,188,292
Standard Chartered PLC 3.785% 5/21/25 (a)(c)	6,937,000	7,506,758
SVB Financial Group 3.125% 6/5/30	2,947,000	3,306,432
Synovus Financial Corp. 3.125% 11/1/22	5,134,000	5,305,133
Wells Fargo & Co.:
2.164% 2/11/26 (c)	14,170,000	14,835,295
2.188% 4/30/26 (c)	12,500,000	13,084,301
3.068% 4/30/41 (c)	12,500,000	13,600,909
Zions Bancorp NA 3.25% 10/29/29	8,229,000	8,451,239
		494,450,193
Capital Markets - 6.1%
Ares Capital Corp.:
3.875% 1/15/26	6,017,000	6,321,802
4.25% 3/1/25	5,162,000	5,502,725
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (a)	3,500,000	3,586,880
3.5% 9/10/49 (a)	7,409,000	8,573,013
CME Group, Inc. 5.3% 9/15/43	2,739,000	4,116,302
Credit Suisse AG 2.95% 4/9/25	8,090,000	8,846,867
Credit Suisse Group AG:
2.593% 9/11/25 (a)(c)	3,093,000	3,263,201
4.194% 4/1/31 (a)(c)	9,628,000	11,346,093
4.55% 4/17/26	4,872,000	5,709,128
Deutsche Bank AG New York Branch 2.129% 11/24/26 (c)	5,621,000	5,689,012
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	6,721,000	6,988,737
3.5% 4/1/25	6,500,000	7,201,032
3.5% 11/16/26	5,162,000	5,772,802
3.75% 5/22/25	9,653,000	10,805,673
3.75% 2/25/26	4,490,000	5,095,984
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,152,000	3,152,494
Moody's Corp.:
2.55% 8/18/60	4,129,000	3,914,363
5.25% 7/15/44	3,041,000	4,176,362
Morgan Stanley:
1.794% 2/13/32 (c)	11,750,000	11,830,573
2.188% 4/28/26 (c)	11,770,000	12,413,933
2.699% 1/22/31 (c)	10,000,000	10,837,155
3.737% 4/24/24 (c)	6,219,000	6,686,018
3.875% 1/27/26	4,507,000	5,152,805
4.3% 1/27/45	851,000	1,156,348
4.431% 1/23/30 (c)	10,000,000	12,179,905
5% 11/24/25	7,363,000	8,775,224
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	6,763,000	7,488,625
S&P Global, Inc. 2.5% 12/1/29	8,350,000	9,081,197
State Street Corp.:
2.825% 3/30/23 (c)	223,000	230,346
2.901% 3/30/26 (c)	209,000	227,244
UBS Group AG:
3.126% 8/13/30 (a)(c)	8,605,000	9,615,297
3.491% 5/23/23 (a)	5,502,000	5,737,701
		211,474,841
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,445,000	5,621,700
3.5% 5/26/22	395,000	406,253
3.95% 2/1/22	6,763,000	6,940,482
4.875% 1/16/24	371,000	399,580
Ally Financial, Inc.:
1.45% 10/2/23	1,104,000	1,125,334
3.05% 6/5/23	4,445,000	4,686,673
3.875% 5/21/24	1,970,000	2,151,397
4.125% 2/13/22	4,993,000	5,201,826
5.8% 5/1/25	1,997,000	2,368,861
Discover Financial Services:
4.5% 1/30/26	1,042,000	1,197,080
5.2% 4/27/22	2,115,000	2,244,555
Ford Motor Credit Co. LLC 3.336% 3/18/21	11,725,000	11,765,451
GE Capital International Funding Co. 4.418% 11/15/35	6,645,000	7,664,137
Synchrony Financial 4.375% 3/19/24	513,000	563,730
		52,337,059
Diversified Financial Services - 0.9%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	96,000	129,591
Brixmor Operating Partnership LP:
4.05% 7/1/30	2,172,000	2,450,564
4.125% 5/15/29	1,112,000	1,267,115
DH Europe Finance II SARL 3.4% 11/15/49	7,857,000	9,358,132
Equitable Holdings, Inc. 4.35% 4/20/28	6,107,000	7,220,695
General Electric Capital Corp. 5.875% 1/14/38	135,000	174,574
USAA Capital Corp. 2.125% 5/1/30 (a)	1,955,000	2,060,992
Voya Financial, Inc.:
4.7% 1/23/48 (c)	5,029,000	5,142,245
5.7% 7/15/43	2,341,000	3,210,990
		31,014,898
Insurance - 3.9%
ACE INA Holdings, Inc. 4.35% 11/3/45	474,000	647,002
AFLAC, Inc. 3.6% 4/1/30	799,000	940,903
AIA Group Ltd.:
3.2% 9/16/40 (a)	1,743,000	1,860,339
3.375% 4/7/30 (a)	2,730,000	3,056,385
3.6% 4/9/29 (a)	3,500,000	3,958,844
3.9% 4/6/28 (a)	6,436,000	7,270,389
American International Group, Inc.:
4.375% 1/15/55	2,411,000	3,087,325
4.5% 7/16/44	5,237,000	6,719,863
5.75% 4/1/48 (c)	5,747,000	6,479,743
Aon Corp. 6.25% 9/30/40	228,000	341,512
Brown & Brown, Inc. 2.375% 3/15/31	5,701,000	5,946,299
Empower Finance 2020 LP:
1.776% 3/17/31 (a)	5,195,000	5,296,954
3.075% 9/17/51 (a)	8,656,000	9,676,463
Five Corners Funding Trust 4.419% 11/15/23 (a)	3,900,000	4,339,144
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	1,350,488
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	878,000	1,072,298
4.9% 3/15/49	802,000	1,180,650
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	2,604,000	2,832,824
Pacific LifeCorp:
3.35% 9/15/50 (a)	11,300,000	12,757,634
5.125% 1/30/43 (a)	1,156,000	1,396,144
Pricoa Global Funding I 5.625% 6/15/43 (c)	4,490,000	4,831,818
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,489,992
Principal Life Global Funding II 1.5% 8/27/30 (a)	15,000,000	14,757,942
Prudential Financial, Inc.:
3% 3/10/40	10,000,000	10,866,294
3.935% 12/7/49	1,354,000	1,643,794
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	8,978,000	9,469,400
Unum Group:
4.5% 3/15/25	3,186,000	3,550,153
5.75% 8/15/42	3,366,000	4,102,880
Willis Group North America, Inc. 3.6% 5/15/24	6,009,000	6,564,554
		137,488,030

TOTAL FINANCIALS		926,765,021

HEALTH CARE - 9.9%
Biotechnology - 1.9%
AbbVie, Inc.:
2.95% 11/21/26	10,500,000	11,610,480
3.2% 11/21/29	10,000,000	11,338,200
4.05% 11/21/39	5,000,000	6,060,860
4.55% 3/15/35	4,916,000	6,258,793
4.85% 6/15/44	5,700,000	7,564,094
Nutrition & Biosciences, Inc.:
1.832% 10/15/27 (a)	8,450,000	8,631,499
3.468% 12/1/50 (a)	8,400,000	9,174,225
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	5,900,000	5,800,606
		66,438,757
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 4.75% 11/30/36	3,323,000	4,607,901
Becton, Dickinson & Co.:
2.823% 5/20/30	13,250,000	14,477,583
3.363% 6/6/24	3,709,000	4,011,163
Zimmer Biomet Holdings, Inc.:
3 month U.S. LIBOR + 0.750% 0.9774% 3/19/21 (c)(d)	1,780,000	1,780,353
3.05% 1/15/26	4,000,000	4,390,176
		29,267,176
Health Care Providers & Services - 3.6%
Anthem, Inc.:
2.25% 5/15/30	13,225,000	13,845,273
3.3% 1/15/23	1,169,000	1,238,058
Centene Corp.:
3% 10/15/30	8,900,000	9,367,250
4.25% 12/15/27	1,615,000	1,718,949
4.625% 12/15/29	2,505,000	2,746,482
4.75% 1/15/25	1,285,000	1,324,488
Cigna Corp.:
3.4% 3/15/50	7,000,000	7,900,718
4.125% 11/15/25	838,000	964,211
4.375% 10/15/28	1,336,000	1,605,444
4.8% 8/15/38	4,331,000	5,644,559
4.9% 12/15/48	831,000	1,144,912
CVS Health Corp.:
3.625% 4/1/27	588,000	667,749
4.1% 3/25/25	577,000	653,449
4.3% 3/25/28	20,000,000	23,521,423
4.78% 3/25/38	3,477,000	4,406,885
HCA Holdings, Inc.:
5.125% 6/15/39	3,015,000	3,874,973
5.25% 6/15/49	3,323,000	4,379,199
Quest Diagnostics, Inc. 2.95% 6/30/30	20,000,000	22,074,751
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	151,106
4.25% 3/15/43	2,244,000	2,937,306
4.625% 7/15/35	671,000	909,150
4.625% 11/15/41	867,000	1,196,709
4.75% 7/15/45	1,642,000	2,347,965
Universal Health Services, Inc. 2.65% 10/15/30 (a)	11,069,000	11,403,007
		126,024,016
Pharmaceuticals - 3.5%
AstraZeneca PLC:
1.375% 8/6/30	21,060,000	20,790,436
6.45% 9/15/37	4,965,000	7,765,779
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (a)	7,000,000	7,552,874
4.25% 12/15/25 (a)	13,334,000	15,257,239
4.375% 12/15/28 (a)	8,500,000	9,981,409
Bristol-Myers Squibb Co.:
3.2% 6/15/26	6,332,000	7,105,097
3.9% 2/20/28	7,300,000	8,644,952
4.125% 6/15/39	1,824,000	2,348,313
4.25% 10/26/49	6,458,000	8,740,569
Elanco Animal Health, Inc.:
4.912% 8/27/21 (c)	220,000	225,522
5.272% 8/28/23 (c)	283,000	307,470
5.9% 8/28/28 (c)	7,922,000	9,298,844
Mylan NV 4.55% 4/15/28	8,085,000	9,586,456
Perrigo Finance PLC 3.15% 6/15/30	10,400,000	11,010,793
Viatris, Inc.:
1.65% 6/22/25 (a)	458,000	471,699
2.7% 6/22/30 (a)	464,000	492,062
4% 6/22/50 (a)	1,751,000	1,994,760
		121,574,274

TOTAL HEALTH CARE		343,304,223

INDUSTRIALS - 7.1%
Aerospace & Defense - 2.2%
BAE Systems PLC:
1.9% 2/15/31 (a)	8,500,000	8,557,474
3% 9/15/50 (a)	6,954,000	7,363,586
3.4% 4/15/30 (a)	863,000	974,327
Harris Corp. 3.95% 5/28/24	922,000	1,014,275
Lockheed Martin Corp. 4.09% 9/15/52	2,688,000	3,646,356
Northrop Grumman Corp.:
2.93% 1/15/25	5,388,000	5,851,203
4.03% 10/15/47	5,388,000	6,847,223
The Boeing Co.:
2.75% 2/1/26	3,325,000	3,407,707
5.04% 5/1/27	16,500,000	18,899,159
5.15% 5/1/30	16,500,000	19,369,560
		75,930,870
Airlines - 0.9%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,931,639	2,108,128
American Airlines, Inc. 3.75% 4/15/27	3,920,422	2,817,996
Delta Air Lines, Inc. 3.4% 4/19/21	1,847,000	1,849,309
Southwest Airlines Co.:
5.125% 6/15/27	7,250,000	8,432,810
5.25% 5/4/25	12,600,000	14,367,464
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,269,512	1,906,390
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,879,172	1,659,314
		33,141,411
Building Products - 0.5%
Carrier Global Corp.:
2.242% 2/15/25 (a)	2,527,000	2,653,222
2.493% 2/15/27 (a)	2,431,000	2,593,056
2.7% 2/15/31 (a)	10,200,000	10,880,566
		16,126,844
Electrical Equipment - 0.4%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,872,402
Rockwell Automation, Inc. 3.5% 3/1/29	5,882,000	6,866,541
		12,738,943
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	10,764,091
General Electric Co.:
3.45% 5/1/27	560,000	616,829
3.625% 5/1/30	8,302,000	9,306,014
4.125% 10/9/42	35,000	39,340
Roper Technologies, Inc.:
1.75% 2/15/31	11,000,000	11,050,609
2.95% 9/15/29	4,544,000	5,012,570
		36,789,453
Machinery - 0.8%
Deere & Co.:
2.75% 4/15/25	3,218,000	3,501,379
3.1% 4/15/30	526,000	604,507
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	653,010
Otis Worldwide Corp. 2.293% 4/5/27	13,910,000	14,877,826
Westinghouse Air Brake Co. 3.2% 6/15/25	6,416,000	6,874,627
		26,511,349
Professional Services - 0.1%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	100,000	103,250
Leidos, Inc.:
2.95% 5/15/23 (a)	1,695,000	1,773,750
3.625% 5/15/25 (a)	1,279,000	1,422,478
		3,299,478
Road & Rail - 1.0%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	6,760,000	6,640,940
4.25% 4/15/26 (a)	1,403,000	1,457,981
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	1,195,808
4.4% 3/15/42	2,244,000	2,950,388
CSX Corp.:
3.8% 4/15/50	126,000	157,907
4.3% 3/1/48	8,870,000	11,663,090
Union Pacific Corp. 3.25% 2/5/50	10,000,000	11,449,775
		35,515,889
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.875% 1/15/26	7,000,000	7,247,006
3.75% 2/1/22	977,000	1,004,006
		8,251,012

TOTAL INDUSTRIALS		248,305,249

INFORMATION TECHNOLOGY - 3.4%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.85% 7/15/25 (a)	485,000	577,117
6.02% 6/15/26 (a)	3,386,000	4,110,366
		4,687,483
IT Services - 0.2%
Fiserv, Inc. 3.5% 7/1/29	3,773,000	4,319,720
The Western Union Co. 2.85% 1/10/25	757,000	808,786
Visa, Inc. 1.9% 4/15/27	878,000	928,676
		6,057,182
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc. 2.95% 4/1/25	9,000,000	9,818,450
Applied Materials, Inc. 4.35% 4/1/47	4,490,000	6,225,148
Microchip Technology, Inc. 3.922% 6/1/21	6,495,000	6,601,143
Micron Technology, Inc.:
2.497% 4/24/23	2,891,000	3,018,958
4.185% 2/15/27	13,879,000	16,024,566
4.64% 2/6/24	7,334,000	8,168,825
NVIDIA Corp. 2.85% 4/1/30	653,000	731,871
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (a)	6,750,000	7,250,655
		57,839,616
Software - 0.8%
Oracle Corp.:
2.5% 4/1/25	12,000,000	12,867,879
2.8% 4/1/27	10,000,000	11,003,767
4.375% 5/15/55	3,725,000	4,970,387
5.375% 7/15/40	216,000	310,486
		29,152,519
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
2.4% 8/20/50	15,520,000	16,066,628
3.85% 8/4/46	4,529,000	5,834,360
		21,900,988

TOTAL INFORMATION TECHNOLOGY		119,637,788

MATERIALS - 1.8%
Chemicals - 1.3%
Ecolab, Inc. 4.8% 3/24/30	7,000,000	8,951,885
LYB International Finance III LLC:
2.25% 10/1/30	5,205,000	5,313,189
2.875% 5/1/25	12,000,000	12,932,607
Nutrien Ltd.:
1.9% 5/13/23	6,415,000	6,624,903
4% 12/15/26	895,000	1,038,215
The Dow Chemical Co.:
3.625% 5/15/26	6,444,000	7,237,212
4.55% 11/30/25	2,070,000	2,418,943
		44,516,954
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	7,179,082
Metals & Mining - 0.3%
Anglo American Capital PLC 5.375% 4/1/25 (a)	9,500,000	11,078,032

TOTAL MATERIALS		62,774,068

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	16,250,000	16,019,310
4.7% 7/1/30	1,381,000	1,715,891
American Campus Communities Operating Partnership LP 3.875% 1/30/31	5,661,000	6,287,330
American Tower Corp.:
2.1% 6/15/30	5,700,000	5,860,581
2.4% 3/15/25	8,080,000	8,587,567
Camden Property Trust:
2.8% 5/15/30	1,052,000	1,156,934
3.15% 7/1/29	6,286,000	7,051,889
4.25% 1/15/24	681,000	744,435
Corporate Office Properties LP:
2.25% 3/15/26	831,000	849,428
3.6% 5/15/23	2,820,000	2,969,798
Crown Castle International Corp.:
3.25% 1/15/51	7,250,000	7,613,257
3.3% 7/1/30	14,000,000	15,623,846
Federal Realty Investment Trust 3.95% 1/15/24	12,000,000	13,039,080
Hudson Pacific Properties LP 3.95% 11/1/27	4,132,000	4,494,964
Kimco Realty Corp. 3.3% 2/1/25	5,148,000	5,634,289
Lexington Corporate Properties Trust 4.4% 6/15/24	225,000	244,688
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31 (b)	12,000,000	12,195,720
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	1,659,000	1,669,702
4.375% 8/1/23	6,734,000	7,253,222
Retail Properties America, Inc.:
4% 3/15/25	225,000	225,976
4.75% 9/15/30	4,559,000	4,600,397
Simon Property Group LP 2.45% 9/13/29	7,542,000	7,711,146
Store Capital Corp. 2.75% 11/18/30	979,000	988,241
UDR, Inc. 2.1% 8/1/32	7,194,000	7,250,139
Ventas Realty LP:
2.65% 1/15/25	886,000	944,250
3% 1/15/30	8,140,000	8,651,414
4.125% 1/15/26	311,000	356,070
4.4% 1/15/29	10,000,000	11,631,856
VEREIT Operating Partnership LP:
2.2% 6/15/28	391,000	393,312
2.85% 12/15/32	481,000	492,597
Welltower, Inc. 2.7% 2/15/27	20,000,000	21,714,623
WP Carey, Inc.:
2.4% 2/1/31	5,638,000	5,753,219
4% 2/1/25	7,950,000	8,759,792
		198,484,963
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,950,000	2,017,568
4.1% 10/1/24	2,694,000	2,834,378
4.55% 10/1/29	1,809,000	1,966,634
Mack-Cali Realty LP 4.5% 4/18/22	85,000	83,836
		6,902,416

TOTAL REAL ESTATE		205,387,379

UTILITIES - 7.5%
Electric Utilities - 4.3%
American Electric Power Co., Inc. 3.25% 3/1/50	10,150,000	10,732,487
Cleco Corporate Holdings LLC:
3.375% 9/15/29	11,165,000	11,427,050
3.743% 5/1/26	9,107,000	9,787,142
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	3,597,000	3,824,332
Duke Energy Corp. 2.45% 6/1/30	1,269,000	1,350,478
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	3,669,627
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	660,000	674,061
3.616% 8/1/27 (a)	1,644,000	1,791,763
5.9% 12/1/21 (a)	450,000	470,373
Edison International 3.55% 11/15/24	8,250,000	8,762,769
Entergy Louisiana LLC 2.9% 3/15/51	9,338,000	10,105,421
Exelon Corp.:
3.497% 6/1/22 (c)	9,375,000	9,775,522
4.05% 4/15/30	586,000	694,827
FirstEnergy Corp.:
2.05% 3/1/25	2,196,000	2,197,936
2.25% 9/1/30	9,244,000	8,819,263
2.65% 3/1/30	4,770,000	4,704,098
Indiana Michigan Power Co. 4.55% 3/15/46	1,144,000	1,508,768
IPALCO Enterprises, Inc. 3.7% 9/1/24	430,000	467,496
Nevada Power Co. 3.7% 5/1/29	5,657,000	6,644,442
NextEra Energy Capital Holdings, Inc.:
2.75% 5/1/25	6,434,000	6,971,239
2.75% 11/1/29	7,409,000	8,065,318
Southern Co. 3.7% 4/30/30	10,000,000	11,614,940
Tampa Electric Co. 6.55% 5/15/36	449,000	638,693
Virginia Electric & Power Co. 3.8% 4/1/28	5,837,000	6,880,567
Xcel Energy, Inc.:
3.4% 6/1/30	7,000,000	8,040,753
3.5% 12/1/49	7,338,000	8,635,298
4.8% 9/15/41	499,000	632,320
		148,886,983
Gas Utilities - 0.8%
Boston Gas Co. 4.487% 2/15/42 (a)	1,796,000	2,278,662
Dominion Gas Holdings LLC:
3% 11/15/29	7,508,000	8,280,922
3.9% 11/15/49	7,000,000	8,190,940
ONE Gas, Inc. 2% 5/15/30	5,208,000	5,470,922
Southern Co. Gas Capital Corp. 2.45% 10/1/23	4,761,000	5,000,602
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,199
		29,240,247
Independent Power and Renewable Electricity Producers - 0.9%
Emera U.S. Finance LP 4.75% 6/15/46	4,391,000	5,519,137
The AES Corp.:
1.375% 1/15/26 (a)(b)	4,810,000	4,850,300
2.45% 1/15/31 (a)(b)	12,000,000	12,180,468
3.3% 7/15/25 (a)	3,929,000	4,285,596
3.95% 7/15/30 (a)	3,427,000	3,885,807
		30,721,308
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co.:
2.85% 5/15/51 (a)	11,500,000	11,982,584
3.7% 7/15/30 (a)	319,000	378,421
4.25% 10/15/50 (a)	182,000	237,774
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	259,000	298,591
Dominion Energy, Inc.:
2.715% 8/15/21	2,113,000	2,145,228
3.071% 8/15/24 (c)	8,845,000	9,568,983
NiSource Finance Corp.:
5.25% 2/15/43	212,000	290,036
5.95% 6/15/41	1,024,000	1,462,252
NiSource, Inc.:
0.95% 8/15/25	2,663,000	2,661,642
3.49% 5/15/27	3,591,000	4,037,618
4.375% 5/15/47	5,000,000	6,415,723
Puget Energy, Inc.:
3.65% 5/15/25	2,636,000	2,919,550
4.1% 6/15/30 (a)	1,538,000	1,740,771
5.625% 7/15/22	3,808,000	4,055,217
San Diego Gas & Electric Co. 3.32% 4/15/50	3,060,000	3,434,463
Sempra Energy 2.875% 10/1/22	202,000	209,009
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (c)(d)	105,000	88,623
		51,926,485

TOTAL UTILITIES		260,775,023

TOTAL NONCONVERTIBLE BONDS
(Cost $2,892,627,518)		3,158,081,149

U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds 2% 2/15/50
(Cost $122,156,822)	107,999,800	119,006,486

Asset-Backed Securities - 0.1%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (Cost $2,246,295)(a)	$2,246,295	$2,359,463

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	2,608,720
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	40,000	66,229
7.5% 4/1/34	1,055,000	1,735,855
7.55% 4/1/39	1,635,000	2,854,236
Series 2010, 7.625% 3/1/40	305,000	529,260
TOTAL MUNICIPAL SECURITIES
(Cost $5,940,773)		7,794,300

Foreign Government and Government Agency Obligations - 0.3%
Kingdom of Saudi Arabia 2.9% 10/22/25 (a)	$1,820,000	$1,956,500
State of Qatar:
3.375% 3/14/24 (a)	6,024,000	6,504,038
3.4% 4/16/25 (a)	1,390,000	1,529,434
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,222,579)		9,989,972

Bank Notes - 1.5%
BBVA U.S.A. 2.875% 6/29/22	2,667,000	2,764,757
Discover Bank 3.35% 2/6/23	7,114,000	7,522,907
RBS Citizens NA:
2.25% 4/28/25	$3,633,000	$3,856,150
3.7% 3/29/23	11,995,000	12,850,127
Regions Bank 6.45% 6/26/37	2,611,000	3,680,514
Truist Bank:
1.5% 3/10/25	10,000,000	10,324,538
2.25% 3/11/30	9,500,000	9,963,339
TOTAL BANK NOTES
(Cost $47,591,901)		50,962,332

Preferred Securities - 0.5%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (c)	$5,706,000	$6,212,779
FINANCIALS - 0.3%
Banks - 0.3%
Barclays Bank PLC 7.625% 11/21/22	11,328,000	12,529,904
TOTAL PREFERRED SECURITIES
(Cost $18,463,708)		18,742,683
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.09% (e)
(Cost $156,415,850)	156,385,845	156,417,122
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $3,254,665,446)		3,523,353,507
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(36,713,087)
NET ASSETS - 100%		$3,486,640,420

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $559,102,937 or 16.0% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,317
Total	$29,317

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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